Commitments and Contingencies	9 Months Ended
Sep. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 5 – Commitments and Contingencies

Operating Lease

In April 2021, the Company entered into a lease agreement for office space in Boulder, Colorado comprising 8,639 square feet. The lease commenced on May 15, 2021, and terminated after 12 months. The Company subsequently extended the lease through November 2022. In November 2022, the Company amended the lease, reducing the square footage rented to 2,160 with a base rent of $4,018 per month. The amended lease terminates after 13 months. Rent expense, as part of general and administrative expenses as included in the Condensed Statement of Operations, was $12,053 and $39,935 for the three months ended September 30, 2023, and 2022, respectively and $49,491 and $83,117 for the nine months ended September 30, 2023, and 2022, respectively.

Litigation

In the normal course of business, the Company is party to litigation from time to time. The Company maintains insurance to cover certain actions and believes that resolution of such litigation will not have a material adverse effect on the Company. There are no active litigations as of the date the financial statements were issued. However, a pre-IPO investor has contacted the Company claiming damages caused by alleged acts and omissions arising from a private financing by the Company. No complaint has been filed by the investor. The alleged damages asserted by the investor are less than approximately $300,000. The outcome of the complaint was neither probable or estimable as of the date the financial statements were issued.

NASDAQ Deficiencies

On May 23, 2023, we received a letter (the “Notice”) from the Listing Qualifications Staff of the Nasdaq indicating that, based upon the Company’s reported stockholder’s equity of $2,095,247 at the end of March 31, 2023, we are not in compliance with the requirement to maintain a minimum stockholder’s equity of $2,500,000 for continued listing on the Nasdaq Capital Market, as set forth in Nasdaq Listing Rule 5550(b)(1) (the “Stockholders’ Equity Requirement”). We were provided a compliance period of 45 calendar days from the date of the Notice, or until July 7, 2023, to submit a plan to regain compliance with the Stockholder’s Equity Requirement, pursuant to Nasdaq Listing Rule 5810(c)(2)(A).

On July 10, 2023, the Company received a letter from Nasdaq advising that the Company had been granted an extension to file a Form 10-Q for the quarter-ended June 30, 2023 evidencing compliance with Stockholder’s Equity Requirement. The stockholder’s equity balance as of June 30, 2023 was $4,331,777, which is $1,831,778 over the $2.5 million Stockholders’ Equity Requirement. On August 25, 2023, Nasdaq confirmed that the Company had regained compliance with the Stockholders’ Equity Requirement and that this matter is now closed.

Separately, on April 24, 2023 we received a letter from Nasdaq indicating that the Company is not in compliance with the $1.00 Minimum Bid Price requirement set forth in Nasdaq Listing Rule 5550(a)(2) for continued listing on the Nasdaq Capital Market (the “Bid Price Requirement”).

The letter indicated that the Company will be provided 180 calendar days (or until October 23, 2023) in which to regain compliance. If at any time during this 180 calendar day period the bid price of the Company’s common stock closes at or above $1.00 per share for a minimum of ten consecutive business days, Nasdaq will provide the Company with a written confirmation of compliance and the matter will be closed.

On October 24, 2023, the Company received a written notice from the Nasdaq staff indicating that the Company had not regained compliance with the Bid Price Requirement and was not eligible for an additional 180 calendar day compliance period. As a result, the staff determined to delist the Company’s Common Stock from Nasdaq, unless the Company timely requests an appeal of the Staff’s determination to a Hearings Panel (the “Panel”), pursuant to the procedures set forth in the Nasdaq Listing Rule 5800 Series.

The Company requested a hearing before the Panel to appeal the October notice and to address compliance with the Bid Price Requirement. The Company’s hearing with the Panel occurred on January 18, 2024. A decision from the Panel is expected within 30 days or less from the hearing date. While the appeal process is pending, the suspension of trading of the Company’s common stock, will be stayed and the Common Stock will continue to trade on Nasdaq until the hearing process concludes and the Panel issues a written decision.

The Company intends to consider all options to regain and maintain compliance with all Nasdaq continued listing requirements.

The Company’s receipt of these Nasdaq letters does not affect the Company’s business, operations or reporting requirements with the Securities and Exchange Commission.